Fair Value Measurement - Summary of Estimated Fair Values of Financial Instruments and Levels Within Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and due from banks	$ 16,193	$ 17,735	$ 21,312
Interest bearing deposits with other banks	46,043	28,798	23,572
Securities held-to-maturity, fair value	122,266	138,082	110,935
Restricted stock, at cost	10,628	14,993	7,608
Loans held for sale	2,087	23,976	268
Loans and lease receivables, net	2,200,519	2,137,088	1,337,805
Accrued interest receivable	7,183	6,866	5,319
Financial liabilities
Line of credit		20,650
Federal Home Loan Bank advances	234,559	313,715	38,000
Securities sold under agreements to repurchase	30,807	17,249	12,659
Junior subordinated debentures issued to capital trusts, net	27,482	26,926	24,711
Carrying Amount | Level 1
Financial assets
Cash and due from banks	16,193	17,735	21,312
Carrying Amount | Level 2
Financial assets
Interest bearing deposits with other banks	46,043	28,798	23,572
Securities held-to-maturity, fair value	121,453	138,846	111,460
Restricted stock, at cost	10,628	14,993	7,608
Financial liabilities
Non-interest bearing deposits	753,662	724,457	626,396
Interest bearing deposits	1,767,267	1,765,937	1,554,228
Accrued interest payable	1,184	2,427	1,072
Line of credit		20,650
Federal Home Loan Bank advances	234,559	313,715	38,000
Securities sold under agreements to repurchase	30,807	17,249	12,659
Carrying Amount | Level 3
Financial assets
Loans held for sale	2,087	23,976	268
Loans and lease receivables, net	2,200,519	2,137,088	1,337,805
Accrued interest receivable	7,183	6,866	5,319
Financial liabilities
Junior subordinated debentures issued to capital trusts, net	27,482	26,926	24,711
Estimated Fair Value | Level 1
Financial assets
Cash and due from banks	16,193	17,735	21,312
Estimated Fair Value | Level 2
Financial assets
Interest bearing deposits with other banks	46,043	28,798	23,572
Securities held-to-maturity, fair value	122,266	138,082	110,935
Restricted stock, at cost	10,628	14,993	7,608
Financial liabilities
Non-interest bearing deposits	753,662	724,457	626,396
Interest bearing deposits	1,721,537	1,723,941	1,552,990
Accrued interest payable	1,184	2,427	1,072
Line of credit		20,650
Federal Home Loan Bank advances	234,543	313,646	38,000
Securities sold under agreements to repurchase	30,807	17,249	12,659
Estimated Fair Value | Level 3
Financial assets
Loans held for sale	2,335	26,487	268
Loans and lease receivables, net	2,118,769	2,068,157	1,333,675
Accrued interest receivable	7,183	6,866	5,319
Financial liabilities
Junior subordinated debentures issued to capital trusts, net	$ 26,779	$ 26,943	$ 24,150